Exhibit 99.1

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A. Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii. Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii. Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv. Pre-funding Account		0.00
v. Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B. Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	65,000,000.00	5.36%	October 22, 2007	35242W AA 1
ii. Class A-2 Notes	96,000,000.00	5.20%	October 20, 2009	35242W AB 9
iii. Class A-3 Notes	93,000,000.00	5.04%	January 20, 2011	35242W AC 7
iv. Class A-4 Notes	61,950,000.00	5.03%	July 21, 2014	35242W AD 5
v. Class B Notes	22,187,000.00	5.14%	July 21, 2014	35242W AE 3
vi. Class C Notes	16,863,000.00	5.41%	July 21, 2014	35242W AF 0

C. Spread Account

i. Initial Cash Deposit		0.00
ii. Spread Account Floor Amount		1,775,000.00
iii. Specified Spread Account Amount		5.25%	of Outstanding Pool Balance
iv. Maximum Spread Account Amount		10.00%	of Outstanding Pool Balance
v. Initial Letter of Credit Commitment		12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	8,294	139,786,998.36	8.74%	70.48	61.47	9.01
ii. Non-Prime Loans	9,240	163,206,711.21	12.00%	70.19	61.71	8.48
iii. Sub-Prime Loans	656	9,742,603.80	16.56%	66.15	58.51	7.64
iv. Pre-funding Account		0.00
v. Total Loans	18,190	312,736,313.37	10.68%	70.19	61.50	8.69

B. Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	22,736,313.37	0.00
ii. Class A-2 Notes	96,000,000.00	0.00
iii. Class A-3 Notes	93,000,000.00	0.00
iv. Class A-4 Notes	61,950,000.00	0.00
v. Class B Notes	22,187,000.00	0.00
vi. Class C Notes	16,863,000.00	0.00

C. Spread Account

i. Spread Account Cash Balance	4,336,389.42
ii. Letter of Credit Commitment	12,425,000.00

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	579,576.88	212,409.41	154,413.18	50,723.07	223,779.84	176,740.23
ii. Non-Prime Loans	2,944,170.84	829,507.55	497,983.48	105,566.23	674,024.69	501,106.35
iii. Sub-Prime Loans	544,066.44	99,151.50	94,019.59	4,206.81	32,511.97	64,057.95
iv. Total Loans	4,067,814.16	1,141,068.46	746,416.25	160,496.11	930,316.50	741,904.53

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	38	10	7	2	9	6
ii. Non-Prime Loans	186	44	32	6	32	30
iii. Sub-Prime Loans	35	7	5	1	3	4
iv. Total Loans	259	61	44	9	44	40

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.41%	0.15%	0.11%	0.04%	0.16%	0.13%
ii. Non-Prime Loans	1.80%	0.51%	0.31%	0.06%	0.41%	0.31%
iii. Sub-Prime Loans	5.58%	1.02%	0.97%	0.04%	0.33%	0.66%
iv. Total Loans	1.30%	0.36%	0.24%	0.05%	0.30%	0.24%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.46%	0.12%	0.08%	0.02%	0.11%	0.07%
ii. Non-Prime Loans	2.01%	0.48%	0.35%	0.06%	0.35%	0.32%
iii. Sub-Prime Loans	5.34%	1.07%	0.76%	0.15%	0.46%	0.61%
iv. Total Loans	1.42%	0.34%	0.24%	0.05%	0.24%	0.22%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A. Portfolio

	Number of Contracts	Principal Balance	Coupon (WAC)	Principal Weighted Average
				Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	8,110	135,410,020.03	8.74%	70.54	60.65	9.89
ii. Non-Prime Loans	9,036	158,005,264.97	12.00%	70.22	60.83	9.39
iii. Sub-Prime Loans	635	9,353,065.12	16.50%	66.27	57.65	8.62
iv. Pre-funding Account		0.00
v. Total Loans	17,781	302,768,350.12	10.68%	70.24	60.65	9.59

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	480,760.84	74,559.43	135,320.53	67,293.55	283,858.22	158,779.29
ii. Non-Prime Loans	2,411,558.54	933,143.04	542,579.41	197,360.35	939,280.63	674,495.41
iii. Sub-Prime Loans	227,444.75	190,549.32	49,666.82	33,186.38	110,809.95	91,965.90
iv. Total Loans	3,119,764.13	1,198,251.79	727,566.76	297,840.28	1,333,948.80	925,240.60

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	27	8	6	3	12	6
ii. Non-Prime Loans	136	51	28	13	49	35
iii. Sub-Prime Loans	20	12	3	1	6	7
iv. Total Loans	183	71	37	17	67	48

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.36%	0.06%	0.10%	0.05%	0.21%	0.12%
ii. Non-Prime Loans	1.53%	0.59%	0.34%	0.12%	0.59%	0.43%
iii. Sub-Prime Loans	2.43%	2.04%	0.53%	0.35%	1.18%	0.98%
iv. Total Loans	1.03%	0.40%	0.24%	0.10%	0.44%	0.31%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.33%	0.10%	0.07%	0.04%	0.15%	0.07%
ii. Non-Prime Loans	1.51%	0.56%	0.31%	0.14%	0.54%	0.39%
iii. Sub-Prime Loans	3.15%	1.89%	0.47%	0.16%	0.94%	1.10%
iv. Total Loans	1.03%	0.40%	0.21%	0.10%	0.38%	0.27%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C. Collections

i. Simple Interest Contracts
a. Interest Collections	3,227,766.91
b. Principal Collections	9,042,722.65
ii. Net Liquidation Proceeds	441,028.53
iii. Post Disposition Recoveries	35,695.43
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	3,227,766.91
ii. Total Principal Collections	9,483,751.18
iii. Collected Funds	12,711,518.09
iv. Reinvestment Income Collected in Spread Account	19,036.21

F. Month End Pool Balance

i. Beginning Pool Balance	312,736,313.37
ii. Principal Collections	9,483,751.18
iii. Realized and Cram-Down Losses	484,212.07
iv. Month End Pool Balance	302,768,350.12

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A. Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	116,489.17
b. Non-prime Receivables @1.5%	204,008.39
c. Sub-prime Receivables @ 2%	16,237.67
d. Total Servicing Fee	336,735.23
e. Total Receivables @ 1.25%	325,766.99
ii. Base Servicing Fee (Less of id and ie)	325,766.99
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	10,968.24
v. Previous Additional Servicing Fee Shortfall	0.00
vi. Total Additional Servicing Fee	10,968.24
vii. Supplemental Servicing Fee	114,757.68
viii. Total Supplemental Servicing Fee	114,757.68

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	0.250%
ii. Base Letter of Credit Commitment Fee	2,502.26
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	2,502.26

	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
C. Bond Interest
i. Class A-1 Notes	5.36%	29	98,170.35	0.00	0.00	98,170.35
ii. Class A-2 Notes	5.20%	30	416,000.00	0.00	0.00	416,000.00
iii. Class A-3 Notes	5.04%	30	390,600.00	0.00	0.00	390,600.00
iv. Class A-4 Notes	5.03%	30	259,673.75	0.00	0.00	259,673.75
v. Class B Notes	5.14%	30	95,034.32	0.00	0.00	95,034.32
vi. Class C Notes	5.41%	30	76,024.03	0.00	0.00	76,024.03
v. Total	5.12%	30	1,335,502.45	0.00	0.00	1,335,502.45

D. Bond Principal

i. Beginning Note Balance	312,736,313.37
ii. Current Pool Balance	302,768,350.12
iii. Principal Distributable Amount	9,967,963.25
E. Total Required Distributions	11,631,734.95
F. Total Available Funds	12,747,213.52
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	4,355,425.63
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	12,425,000.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	12,747,213.52

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	12,747,213.52

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	325,766.99	325,766.99	0.00	12,421,446.53
C. Letter of Credit Commitment Fee	2,502.26	2,502.26	0.00	12,418,944.27
D. Class A Note Interest	1,164,444.10	1,164,444.10	0.00	11,254,500.17
E. Class A Principal Distributable Amount	9,967,963.25	9,967,963.25	0.00	1,286,536.92
F. Class B Note Interest	95,034.32	95,034.32	0.00	1,191,502.60
G. Class B Principal Distributable Amount	0.00	0.00	0.00	1,191,502.60
H. Class C Note Interest	76,024.03	76,024.03	0.00	1,115,478.57
I. Class C Principal Distributable Amount	0.00	0.00	0.00	1,115,478.57
J. Spread Account	0.00	0.00	0.00	1,115,478.57
K. Payment of Additional Servicing Fee	10,968.24	10,968.24	0.00	1,104,510.33
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	1,104,510.33
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	1,104,510.33
N. Deposit to Holders of Certificates	1,104,510.33	1,104,510.33	0.00	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	22,736,313.37	9,967,963.25	12,768,350.12	98,170.35	98,170.35	0.00
B. Class A-2 Notes	96,000,000.00	0.00	96,000,000.00	416,000.00	416,000.00	0.00
C. Class A-3 Notes	93,000,000.00	0.00	93,000,000.00	390,600.00	390,600.00	0.00
D. Class A-4 Notes	61,950,000.00	0.00	61,950,000.00	259,673.75	259,673.75	0.00
D. Class B Notes	22,187,000.00	0.00	22,187,000.00	95,034.32	95,034.32	0.00
D. Class C Notes	16,863,000.00	0.00	16,863,000.00	76,024.03	76,024.03	0.00
E. Total	312,736,313.37	9,967,963.25	302,768,350.12	1,335,502.45	1,335,502.45	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date		0.35%
B. Cumulative Net Loss Calculation as of previous distribution date		0.22%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?		Yes

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:

i. Spread Account Floor Amount	1,775,000.00
ii. Spread Account Specified Amount	16,761,389.42
iii. Spread Account Maximum Amount	30,276,835.01
iv. Spread Account Required Amount	4,336,389.42

B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment			Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
i. Beginning Balance					4,355,425.63	12,425,000.00
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)			0.00	0.00	4,355,425.63	12,425,000.00
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)			0.00	0.00	4,355,425.63	12,425,000.00
iv. Deposit to Spread Account from Waterfall			0.00	0.00	4,355,425.63	12,425,000.00
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured			-19,036.21	0.00	4,336,389.42	12,425,000.00
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured			0.00	0.00	4,336,389.42	12,425,000.00
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured			0.00	0.00	4,336,389.42	12,425,000.00
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured			0.00	0.00	4,336,389.42	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	January 2007
Distribution Date:	February 20, 2007
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	521
B. Balance of loans extended during the current collection period	$9,196,246.20
C. Number of modifications during the current collection period	1
D. Balance of modified contracts during the current collection period	$10,964.06

Section X. Historical Portfolio Performance
	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	440,580.27	158,779.29	187,973.89	60,253.17	1.5708%
ii. Non-Prime Loans	1,005,282.34	674,495.41	521,923.18	342,825.47	1.7061%
iii. Sub-Prime Loans	158,284.91	91,965.90	85,507.61	45,438.00	2.3257%
iv. Total Loans	1,604,147.52	925,240.60	795,404.68	448,516.64	1.6663%

/s/ Harold E. Miller, Jr.	/s/ Tonya B. Roemer
Harold E. Miller, Jr.	Tonya B. Roemer
President, C.E.O	Senior Vice President of Finance and Accounting